Credit facility (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amortization term financing costs		60 months
Demand revolving operating credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 25,000
Stand-by acquisition term loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 50,000
Proceeds from borrowings	$ 30,000
Borrowings, adjustment to interest rate basis		3.00%
Uncommitted portion, stand-by acquisition term loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 20,000